Operating lease and other commitments (Details)	3 Months Ended
Mar. 31, 2020 USD ($)
Operation Lease And Other Commitment
Operating lease right-of-use assets, beginning balance	$ 135,541
Operating lease right-of-use assets, Renewed office lease	144,169
Operating lease right-of-use assets, accumulated amortization	(65,307)
Operating lease right-of-use assets, ending balance	$ 214,403